Property, Plant and Equipment and Intangible Assets (Schedule of Change in Book Value of Nonamortizable Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014		Dec. 28, 2013	Dec. 29, 2012
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	$ 31,014		$ 31,715
Acquisitions/(Divestitures)			9
Translation and Other	(3,410)		(710)
Balance, Ending	27,604		31,014	$ 31,715
FLNA
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	334		347
Acquisitions/(Divestitures)			0
Translation and Other	(16)		(13)
Balance, Ending	318		334	347
NAB
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	18,834		18,949
Acquisitions/(Divestitures)			13
Translation and Other	(149)		(128)
Balance, Ending	18,685		18,834	18,949
Latin America
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	953		1,041
Acquisitions/(Divestitures)			0
Translation and Other	(86)		(88)
Balance, Ending	867		953	1,041
ESSA
Property, Plant and Equipment [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	23		0	23
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	10,088		10,493
Acquisitions/(Divestitures)			0
Translation and Other	(3,116)	[1]	(405)
Balance, Ending	6,972		10,088	10,493
AMENA
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	630		710
Acquisitions/(Divestitures)			(4)
Translation and Other	(43)		(76)
Balance, Ending	587		630	710
Goodwill
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	16,613		16,971
Acquisitions/(Divestitures)			1
Translation and Other	(1,648)		(359)
Balance, Ending	14,965		16,613	16,971
Goodwill | FLNA
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	305		316
Translation and Other	(14)		(11)
Balance, Ending	291		305	316
Goodwill | QFNA
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	175		175
Acquisitions/(Divestitures)			0
Translation and Other	0		0
Balance, Ending	175		175	175
Goodwill | NAB
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	9,894		9,931
Acquisitions/(Divestitures)			5
Translation and Other	(48)		(42)
Balance, Ending	9,846		9,894	9,931
Goodwill | Latin America
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	709		773
Translation and Other	(65)		(64)
Balance, Ending	644		709	773
Goodwill | ESSA
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	5,027		5,214
Translation and Other	(1,488)	[1]	(187)
Balance, Ending	3,539		5,027	5,214
Goodwill | AMENA
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	503		562
Acquisitions/(Divestitures)			(4)
Translation and Other	(33)		(55)
Balance, Ending	470		503	562
Reacquired Franchise Rights
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	8,041		8,109
Acquisitions/(Divestitures)			16
Translation and Other	(277)		(84)
Balance, Ending	7,764		8,041	8,109
Reacquired Franchise Rights | NAB
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	7,281		7,337
Acquisitions/(Divestitures)			16
Translation and Other	(88)		(72)
Balance, Ending	7,193		7,281	7,337
Reacquired Franchise Rights | ESSA
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	760		772
Translation and Other	(189)	[1]	(12)
Balance, Ending	571		760	772
Acquired Franchise Rights
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	1,781		1,796
Acquisitions/(Divestitures)			(8)
Translation and Other	(44)		(7)
Balance, Ending	1,737		1,781	1,796
Acquired Franchise Rights | NAB
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	1,551		1,573
Acquisitions/(Divestitures)			(8)
Translation and Other	(13)		(14)
Balance, Ending	1,538		1,551	1,573
Acquired Franchise Rights | ESSA
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	230		223
Translation and Other	(31)	[1]	7
Balance, Ending	199		230	223
Brands
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	4,579		4,839
Translation and Other	(1,441)		(260)
Balance, Ending	3,138		4,579	4,839
Brands | FLNA
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	29		31
Translation and Other	(2)		(2)
Balance, Ending	27		29	31
Brands | NAB
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	108		108
Balance, Ending	108		108	108
Brands | Latin America
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	244		268
Translation and Other	(21)		(24)
Balance, Ending	223		244	268
Brands | ESSA
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	4,071		4,284
Translation and Other	(1,408)	[1]	(213)
Balance, Ending	2,663		4,071	4,284
Brands | AMENA
Intangible Assets (Including Goodwill) [Roll Forward]
Balance, Beginning	127		148
Translation and Other	(10)		(21)
Balance, Ending	$ 117		$ 127	$ 148

[1]	The change in 2014 primarily reflects the depreciation of the Russian ruble.